SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 94.8%
Education/Student Loan - 15.7%
Baytown Township Rev. (St. Croix Prep)	1,000,000	4.00	8/1/36	1,053,570
Baytown Township Rev. (St. Croix Prep)	1,250,000	4.00	8/1/41	1,303,888
Baytown Township Rev. (St. Croix Prep)	1,935,000	4.25	8/1/46	2,029,834
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	500,000	3.50	7/1/27	519,785
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	900,000	4.00	7/1/32	964,314
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	1,163,756
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,750,000	4.25	7/1/47	1,847,440
Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	650,448
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	285,000	4.00	7/1/21	288,443
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	295,000	4.00	7/1/22	305,508
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	627,164
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	500,000	5.00	7/1/34	536,490
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	855,000	5.25	7/1/37	946,588
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	661,068
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,000,000	5.50	7/1/50	1,102,940
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	580,000	4.50	8/1/26	614,783
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	1,000,000	5.00	8/1/36	1,126,590
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	750,000	5.50	8/1/36	794,918
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	875,000	5.00	7/1/31	950,460
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	1,000,000	5.00	7/1/36	1,076,530
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	1,000,000	4.00	11/1/26	1,058,100
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	3,003,941
Hugo Charter School Lease Rev. (Noble Academy Proj.)	460,000	4.00	7/1/21	464,453
Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	808,102
Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,066,120
Independence Charter School Lease Rev. (Beacon Academy Proj.)	440,000	4.25	7/1/26	463,311
Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	786,510
Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,248,408
Minneapolis Charter School Lease Rev. (Hiawatha Academy Proj.)	800,000	4.00	7/1/26	833,784
Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.) [4]	270,000	6.25	3/1/21	267,616
Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	585,000	4.00	12/1/31	597,022
Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	1,385,000	5.25	12/1/43	1,474,748
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	4.25	12/1/27	1,090,450
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	1,100,940
MN Higher Education Fac. Auth. Rev. (Augsburg College)	3,275,000	4.25	5/1/40	3,076,764
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,200,000	5.00	5/1/37	1,323,468
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	3,500,000	5.00	5/1/47	3,789,835
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,000,000	4.00	3/1/43	1,036,130
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	2,108,620
MN Higher Education Fac. Auth. Rev. (College of St. Scholastica)	1,100,000	4.00	12/1/40	1,208,933
MN Higher Education Fac. Auth. Rev. (Gustavus Adolphus College)	1,250,000	4.00	10/1/41	1,340,100
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/32	563,700
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/34	559,690
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/35	558,565
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	400,000	4.00	10/1/35	449,664
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	500,000	4.00	10/1/37	559,245
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,150,000	4.00	4/1/39	3,436,209
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	4.00	10/1/41	851,820
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	4.00	10/1/44	4,505,240
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	872,835
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	850,000	5.00	10/1/40	1,044,089

DECEMBER 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Office of Higher Education Rev. [8]	3,500,000	2.65	11/1/38	3,569,405
MN Office of Higher Education Rev. [8]	5,000,000	4.00	11/1/37	5,524,500
Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	1,250,000	5.00	12/1/40	1,381,900
Olmsted Co. Hsg. & Redev. Auth. Rev. (Schaeffer Academy Proj.)	488,555	4.98	4/25/27	488,750
Ramsey Lease Rev. (Pact Charter School Proj.)	385,000	5.00	12/1/26	396,823
Ramsey Lease Rev. (Pact Charter School Proj.)	1,850,000	5.50	12/1/33	1,904,538
Rice Co. Educational Fac. Rev. (Shattuck-St. Mary’s School) [4]	3,300,000	5.00	8/1/22	3,378,012
Rochester Rev. (Math & Science Academy)	1,430,000	5.13	9/1/38	1,567,709
Savage Charter School Lease Rev. (Aspen Academy)	500,000	4.00	10/1/26	516,555
Savage Charter School Lease Rev. (Aspen Academy)	1,000,000	4.75	10/1/31	1,055,910
St. Cloud Charter School Lease Rev. (Stride Academy Proj.) [2]	350,000	3.00	4/1/21	238,000
St. Cloud Charter School Lease Rev. (Stride Academy Proj.) [2]	1,850,000	5.00	4/1/36	1,258,000
St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	773,255
St. Paul Hsg. & Redev. Auth.	1,150,000	5.00	12/1/37	1,257,640
St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	759,031
St. Paul Hsg. & Redev. Auth. (German Immersion School)	285,000	4.00	7/1/23	293,430
St. Paul Hsg. & Redev. Auth. (German Immersion School)	855,000	5.00	7/1/33	900,760
St. Paul Hsg. & Redev. Auth. (German Immersion School)	500,000	5.00	7/1/44	521,485
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	815,000	4.25	12/1/23	856,492
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,500,000	5.00	12/1/33	1,581,345
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	390,000	5.13	12/1/38	410,744
St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	730,000	3.88	12/1/30	730,577
St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	744,185
St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	500,000	5.00	12/1/45	526,320
St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	1,158,631
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	1,185,000	4.00	7/1/25	1,245,696
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	1,026,759
St. Paul Hsg. & Redev. Auth. (Twin Cities German Immersion School)	555,000	5.00	7/1/49	615,578
St. Paul Hsg. & Redev. Auth. (Twin Cities German Immersion School)	870,000	5.00	7/1/55	959,593
St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	135,000	5.70	9/1/21	138,962
St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	600,000	4.00	12/1/39	651,294
St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	1,000,000	4.00	12/1/49	1,060,450
St. Paul Hsg. & Redev. Auth. Rev. (Hmong College Preparatory Academy Proj.)	1,000,000	5.25	9/1/31	1,161,910
St. Paul Hsg. & Redev. Auth. Rev. (Metro Deaf School Proj.) [4]	700,000	5.00	6/15/38	738,430
St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	600,000	4.00	9/1/36	638,238
St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	1,000,000	4.13	9/1/47	1,052,650
University of Minnesota Rev.	1,000,000	5.00	4/1/41	1,193,160
Victoria Private School Fac. Rev. (Holy Family Catholic High)	1,610,000	4.00	9/1/23	1,560,621
Woodbury Charter School Lease Rev.	500,000	3.00	12/1/30	517,600
Woodbury Charter School Lease Rev.	400,000	4.00	12/1/40	427,152
Woodbury Charter School Lease Rev.	555,000	4.00	12/1/50	586,008

				105,481,027

Escrowed To Maturity/Prerefunded - 1.7%
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,280,000	5.13	7/1/33	1,430,643
Goodhue Co. Education District No. 6051 Lease Rev.	1,030,000	5.00	2/1/34	1,177,929
Goodhue Co. Education District No. 6051 Lease Rev.	1,500,000	5.00	2/1/39	1,715,430
MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	750,000	6.00	10/1/32	781,867
MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	1,000,000	6.00	10/1/40	1,042,490
Western MN Municipal Power Agy. Rev.	4,725,000	5.00	1/1/46	5,400,533

				11,548,892

2

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

General Obligation - 10.8%
Brainerd Independent School District No. 181	1,000,000	4.00	2/1/42	1,143,160
Brainerd Independent School District No. 181	4,000,000	4.00	2/1/43	4,563,200
Brooklyn Center Independent School District No. 286	4,000,000	4.00	2/1/40	4,496,960
Cloquet Independent School District No. 94	4,250,000	4.00	2/1/36	4,632,160
Elk River Independent School District No. 728	7,000,000	3.00	2/1/40	7,648,550
Fosston Independent School District No. 601	250,000	4.00	2/1/36	282,308
Fosston Independent School District No. 601	1,000,000	4.00	2/1/38	1,124,440
Itasca G.O.	2,500,000	2.38	2/1/45	2,560,075
Itasca G.O.	4,000,000	2.50	2/1/50	4,099,200
Long Prairie G.O. [8]	750,000	4.00	2/1/37	825,795
Minneapolis Capital Improvement	4,000,000	4.00	12/1/43	4,598,360
Minneapolis Capital Improvement	2,000,000	4.00	12/1/46	2,287,720
Minneapolis G.O.	5,000,000	3.00	12/1/42	5,371,100
Minneapolis Special School District No. 1	1,000,000	4.00	2/1/40	1,201,280
Minnetonka Independent School District No. 276	1,900,000	5.00	2/1/41	2,194,158
Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	966,370
Richfield Independent School District No. 280	6,000,000	4.00	2/1/37	6,841,140
Robbinsdale Independent School District No. 281	1,000,000	2.25	2/1/41	1,019,980
Roseville Independent School District No. 623	930,000	4.00	2/1/35	1,074,996
Roseville Independent School District No. 623	4,895,000	4.00	2/1/36	5,644,229
South Washington Co. Independent School District No. 833	5,000,000	4.00	2/1/31	5,700,200
St. Francis Independent School District No. 15	550,000	4.00	2/1/35	586,218
St. Francis Independent School District No. 15	750,000	4.00	2/1/36	798,668
United Hospital District Health Care Facs. G.O (Lake Wood Health System)	1,005,000	5.00	12/1/30	1,242,160
Worthington Independent School District No. 518	1,000,000	3.00	2/1/37	1,073,490
Worthington Independent School District No. 518	500,000	3.00	2/1/40	534,255

				72,510,172

Hospital/Health Care - 14.6%
Anoka Health Care and Hsg. Facs. Rev.	1,135,000	5.38	11/1/34	1,209,626
Anoka Health Care and Hsg. Facs. Rev. (Walker Methodist Plaza)	1,500,000	5.25	7/1/35	1,511,910
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	3,000,000	4.50	11/1/34	3,265,110
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	250,000	5.00	11/1/29	281,315
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/44	546,380
Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	350,000	4.00	9/1/39	301,339
Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	500,000	5.00	9/1/44	493,820
Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	1,225,000	5.00	9/1/52	1,179,724
Chippewa Co. Rev. (Monte Video Hospital Proj.)	2,000,000	4.00	3/1/32	2,107,200
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	1,000,000
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	5.00	5/1/34	1,000,870
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	5.00	5/1/38	1,003,050
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,700,000	5.75	8/1/30	1,595,110
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	945,231
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	575,000	4.75	6/15/22	590,772
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	1,600,000	5.75	6/15/32	1,683,152
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	2,000,000	6.00	6/15/39	2,104,760
Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	2,110,000	4.00	4/1/31	2,166,295
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,354,064
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	503,820
Hayward Hsg. & Health Care Fac. Rev. (St. John Lutheran Home of Albert Lea Proj.)	1,900,000	5.00	10/1/34	1,821,454
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	4,175,000	4.00	5/1/37	4,534,092
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	825,000	5.00	5/1/32	989,299

DECEMBER 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Maple Grove Health Care System Rev. (Memorial Health Care)	1,375,000	4.00	9/1/35	1,491,792
Minneapolis Health Care System Rev. (Fairview Health Services)	3,000,000	4.00	11/15/37	3,489,150
Minneapolis Health Care System Rev. (Fairview Health Services)	1,000,000	4.00	11/15/38	1,160,180
Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	3,040,867
Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	3,046,475
Moorhead Economic Dev. Auth. Rev.	550,000	4.60	9/1/25	550,022
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,536,000
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	1,030,870
Rochester Health Care Facs. Rev. (Mayo Clinic)	7,500,000	4.00	11/15/48	8,552,700
Rochester Health Care Facs. Rev. (Mayo Clinic)	5,000,000	5.00	11/15/33	7,340,550
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	745,000	5.00	9/1/28	842,580
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	1,350,000	5.00	9/1/34	1,492,088
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	2,500,000	4.00	5/1/37	2,771,275
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	4.00	5/1/49	567,170
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	3,750,000	5.00	5/1/46	4,352,287
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	5.00	5/1/48	614,710
St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	2,232,248
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	750,000	4.00	11/15/35	862,028
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	4,000,000	4.00	11/15/43	4,514,760
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	1,000,000	5.00	11/15/47	1,198,800
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	5,599,008
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,325,460
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	525,000	4.25	11/1/25	525,168
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	750,000	4.75	11/1/31	750,375
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	2,150,774
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	500,000	5.15	11/1/42	500,235
St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	1,763,680	5.63	10/1/33	1,766,925
Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	820,000	4.25	8/1/24	822,099
West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	1,000,000	5.00	11/1/37	1,028,820

				98,343,809

Industrial/Pollution Control - 0.6%
International Falls Rev. (Boise Cascade Corp. Proj.)	950,000	5.65	12/1/22	949,914
St. Paul Port Auth. Rev. [8]	1,000,000	4.00	10/1/40	1,119,920
St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/42	1,130,980
St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) 4, [8]	1,000,000	4.50	10/1/37	1,024,160

				4,224,974

Insured - 0.4%
Guam Power Auth. Rev. (AGM Insured) [11]	500,000	5.00	10/1/30	537,640
MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	55,000	4.00	3/1/22	55,120
Puerto Rico Public Improvement G.O. (AGM Insured) [11]	750,000	5.13	7/1/30	768,952
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) (NATL Insured) [11]	1,000,000	5.00	10/1/23	1,015,260

				2,376,972

Multifamily Mortgage - 20.6%
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	315,000	4.00	11/1/21	317,426
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	4.75	11/1/35	1,068,260
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	1,090,760
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	3.90	2/1/31	480,610
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	4.15	2/1/36	472,595
Apple Valley Senior Hsg. Rev. (Orchard Path Proj.)	2,000,000	5.00	9/1/58	2,075,480
Apple Valley Senior Hsg. Rev. (Presbyterian Homes)	1,500,000	5.00	9/1/43	1,567,470
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,100,000	4.00	1/1/25	1,039,731

4

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	500,000	4.00	1/1/25	459,160
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,235,000	4.00	1/1/26	1,148,995
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,000,000	4.00	1/1/30	865,740
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,500,000	4.25	1/1/37	1,191,645
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,775,000	4.38	1/1/47	2,031,577
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	3,000,000	5.00	1/1/47	2,038,410
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,530,000	6.75	1/1/27	1,366,749
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,000,000	7.00	1/1/37	785,550
Bethel Rev. (Grandview Christian Home Proj.)	3,000,000	5.00	10/1/41	3,112,020
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	485,000	5.13	7/1/25	476,905
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	1,645,000	5.75	7/1/35	1,580,960
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	2,000,000	6.13	7/1/45	1,915,760
Cambridge Hsg. & Health Care Facs. Rev. (Walker Methodist Levande, LLC Proj.)	1,250,000	5.13	3/1/39	1,346,225
Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	565,000	6.00	1/1/27	566,124
Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	797,047
City of Otsego Rev. (Riverview Landing Proj.)	1,500,000	5.00	10/1/42	1,531,140
Cloquet Hsg. Fac. Ref. (HADC Cloquet LLC Proj.)	1,020,000	5.00	8/1/38	1,022,815
Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.00	1/1/34	942,500
Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.25	1/1/40	920,990
Crystal Multifamily Hsg. Rev. (Cavanagh Proj.)	2,500,000	5.25	6/1/31	2,489,975
Dakota Co. Community Dev. Agy. (Glen at Valley Creek Proj.)	1,400,000	4.50	8/1/36	1,337,980
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	3,500,000	4.00	1/1/42	3,656,800
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	750,000	5.00	8/1/36	777,068
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	500,000	5.00	8/1/51	515,235
Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	1,345,000	5.00	4/1/38	1,347,340
Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,421,567	3.75	11/1/34	4,018,528
Independence Health Care Facs. Rev. (Augustana Chapel View Home)	250,000	4.00	12/1/32	245,575
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	1,000,000	4.25	7/1/39	1,010,740
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	1,000,000	4.45	7/1/44	1,013,500
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	500,000	5.00	7/1/39	528,035
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	1,000,000	5.00	7/1/49	1,046,180
Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,769,618
Minneapolis Multifamily Hsg. Rev. (14th & Central LLLP Proj.) (FNMA Collateralized)	5,000,000	2.35	2/1/38	5,189,700
Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,061,517
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	379,331
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,516,935
Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	1,000,000	4.75	8/1/43	1,016,110
Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	500,000	5.00	8/1/53	512,925
Minnetonka MF Hsg. Rev. (Elmbrooke & Golden Valley Townhome Proj.) (FNMA Collateralized)	1,923,559	3.00	11/1/34	2,063,498
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	250,000	5.05	8/1/31	255,060
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	1,760,000	5.45	8/1/41	1,794,144
MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,076,030
MN Hsg. Fin. Agy. Rev.	270,000	4.00	8/1/29	304,552
MN Hsg. Fin. Agy. Rev.	255,000	4.00	8/1/31	285,320
MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/34	372,068
MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/35	371,525
MN Hsg. Fin. Agy. Rev.	515,000	4.00	8/1/39	616,151
MN Hsg. Fin. Agy. Rev.	535,000	4.00	8/1/40	638,084
MN Hsg. Fin. Agy. Rev.	815,000	4.00	8/1/41	969,679
MN Hsg. Fin. Agy. Rev. (State Appropriation)	250,000	4.00	8/1/33	289,412
MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,278,820
MN Hsg. Fin. Agy. Rev. (State Appropriation)	1,000,000	5.00	8/1/35	1,137,150
Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	279,994

DECEMBER 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	999,980
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	249,985
New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,499,940
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	2,073,640
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,624,335
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	1,065,290
Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	875,000	5.00	4/1/34	875,385
Red Wing Senior Hsg. Rev. (Deer Crest Proj.)	325,000	5.00	11/1/27	328,474
Red Wing Senior Hsg. Rev. (Deer Crest Proj.)	330,000	5.00	11/1/32	333,511
Red Wing Senior Hsg. Rev. (Deer Crest Proj.)	500,000	5.00	11/1/42	505,275
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,950,000	5.00	12/1/30	2,043,015
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,325,000	5.00	12/1/49	1,340,701
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	1,000,000	5.00	8/1/37	1,056,780
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	1,800,000	5.00	8/1/48	1,879,074
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	778,133
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,701,075
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	270,018
Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	4,000,000	3.75	6/1/29	4,130,120
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,275,000	5.00	9/1/42	1,305,345
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,135,000	5.25	9/1/27	1,157,269
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,000,000	5.25	9/1/30	1,016,890
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,193,000
Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,705,000	5.13	1/1/39	1,712,178
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	267,545
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,139,060
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	750,000	4.25	7/1/39	704,190
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,125,000	4.25	7/1/44	1,023,626
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,500,000	5.00	7/1/55	1,508,565
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	3,965,000	4.25	12/1/27	4,176,929
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,583,168
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	555,000	5.20	11/1/22	555,422
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	1,000,000	5.30	11/1/30	1,000,400
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,590,052
St. Paul Park Health Care Facs. Rev (Presbyterian Homes Interlu Proj.)	1,000,000	5.00	5/1/43	1,074,670
St. Paul Park Hsg. Rev. (Buffalo Senior Housing Proj.)	1,115,000	5.00	10/1/38	1,122,861
St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,000,000	5.00	9/1/42	1,052,200
St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	2,515,000	5.70	8/1/36	2,609,891
St. Peter Hsg. & Health Care Fac. Rev. (Ecumen Second Century & Owatonna Senior Living Proj.)	700,000	5.00	3/1/40	738,941
Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	1,001,290
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,500,000	4.00	8/1/44	1,524,705
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,000,000	5.00	8/1/49	1,059,950
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	2,750,000	5.00	8/1/54	2,907,272
West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	250,000	5.00	11/1/49	253,292
Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	2,610,000	4.63	4/1/30	2,639,441

				139,050,106

Municipal Lease [9] -4.5%
Anoka-Hennepin Independent School District No. 11 Lease Rev.	600,000	4.00	2/1/41	625,650
Chaska Economic Dev. Auth. Lease Rev.	1,100,000	4.00	2/1/31	1,217,436
Chaska Economic Dev. Auth. Lease Rev.	690,000	4.00	2/1/33	759,380
Chaska Economic Dev. Auth. Lease Rev.	500,000	4.00	2/1/35	548,790
Duluth Independent School District No. 709	1,000,000	4.00	2/1/27	1,151,290
Duluth Independent School District No. 709	750,000	4.20	3/1/34	784,320

6

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Duluth Independent School District No. 709	2,000,000	5.00	2/1/25	2,338,380
Duluth Independent School District No. 709	785,000	5.13	3/1/29	787,520
Golden Valley Hsg. & Redev. Auth. Rev.	1,000,000	4.00	2/1/30	1,084,570
Golden Valley Hsg. & Redev. Auth. Rev.	500,000	4.00	2/1/32	539,325
Guam Education Fin. Foundation [11]	1,000,000	5.00	10/1/21	1,019,110
Guam Education Fin. Foundation [11]	1,730,000	5.00	10/1/22	1,806,380
Lake Agassiz Education Cooperative No. 0397-52	645,000	2.50	2/1/32	648,754
Lake Agassiz Education Cooperative No. 0397-52	365,000	2.75	2/1/36	366,117
Minnetonka Independent School District No. 276	450,000	4.00	3/1/30	502,794
Minnetonka Independent School District No. 276	340,000	4.00	2/1/33	359,795
Minnetonka Independent School District No. 276	300,000	4.00	3/1/33	331,218
Minnetonka Independent School District No. 276	400,000	4.00	2/1/36	421,040
Minnetonka Independent School District No. 276	500,000	4.50	1/1/41	554,750
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	750,000	3.88	8/1/38	842,490
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	1,040,000	4.00	8/1/36	1,232,150
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	580,000	4.00	8/1/37	684,406
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	945,000	4.00	8/1/40	1,107,086
MN Hsg. Fin. Agy. Rev. (State Appropriation)	300,000	5.00	8/1/35	330,552
Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,153,100
Osseo Independent School District No. 279	1,000,000	4.00	2/1/28	1,093,760
Plymouth Intermediate District No. 287	535,000	3.00	5/1/32	569,673
Plymouth Intermediate District No. 287	470,000	4.00	5/1/31	520,323
Plymouth Intermediate District No. 287	600,000	4.00	2/1/37	682,626
Rochester Economic Dev. Auth. Rev.	1,000,000	2.13	2/1/38	1,025,750
Southern Plains Education Cooperative No. 915	1,215,000	4.00	2/1/37	1,199,326
Southern Plains Education Cooperative No. 915	1,000,000	4.50	2/1/39	1,014,380
St. Cloud Independent School District No. 742	750,000	4.00	2/1/38	814,912
Waconia Independent School District No. 110	500,000	5.00	2/1/37	567,360
Winona School District No. 861 Lease Purchase	184,456	6.04	8/1/24	184,663
Wright Co.	1,350,000	3.00	12/1/39	1,488,186

				30,357,362

Municipal Money Market - 0.8%
City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	5,400,000	0.09	12/1/27	5,400,000

Other Revenue Bonds - 3.6%
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	1,000,000	4.00	11/1/41	1,120,730
Crystal Governmental Fac. Rev.	329,451	5.10	12/15/26	320,154
Milaca Rev. (Edina Headquarters Proj.)	250,000	5.00	2/1/44	252,540
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	165,000	4.00	6/1/29	181,170
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	125,000	4.00	6/1/30	136,147
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	250,000	4.00	6/1/31	270,407
Minneapolis Tax Increment Rev.	320,000	3.50	3/1/23	326,362
Minneapolis Tax Increment Rev.	170,000	3.80	3/1/25	173,970
Minneapolis Tax Increment Rev.	200,000	4.00	3/1/27	205,024
Minneapolis Tax Increment Rev.	260,000	4.00	3/1/30	265,002
MN Development Rev. Limited Tax Supported Comm. Board	1,000,000	6.00	12/1/40	1,022,830
MN Development Rev. Limited Tax Supported Comm. Board	2,000,000	6.25	12/1/30	2,047,680
Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	634,000	5.00	2/15/27	634,514
Northeastern Metropolitan Intermediate School District No. 916	4,500,000	4.00	2/1/38	4,889,475
St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	575,000	5.00	2/1/23	575,512
St. Paul Hsg. & Redev. Auth. Rev. (Amherst H Wilder Foundation Proj.)	1,750,000	5.00	12/1/36	2,067,712
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	733,000	6.38	2/15/28	734,576
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	370,000	6.75	3/1/28	370,244

DECEMBER 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	695,000	6.50	3/1/29	695,987
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	867,000	7.00	2/15/28	868,985
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	648,000	7.50	2/15/28	648,868
St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,875,000	5.00	8/1/36	3,878,604
Territory of Guam. Rev. [11]	500,000	5.00	12/1/46	567,660
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,807,260

				24,061,413

Public Facilities - 0.2%
Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,416,037

Sales Tax Revenue - 1.2%
American Samoa Economic Development Authority Rev. 4, [11]	700,000	6.00	9/1/23	743,897
American Samoa Economic Development Authority Rev. [11]	2,000,000	6.25	9/1/29	2,318,880
Guam Govt. Business Privilege Tax Rev. [11]	2,750,000	5.00	11/15/35	3,113,192
St. Paul Sales Tax Rev.	1,400,000	5.00	11/1/31	1,624,434

				7,800,403

Single Family Mortgage - 17.8%
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	805,000	4.45	12/1/32	814,266
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	245,000	4.63	12/1/30	245,164
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	415,000	4.88	12/1/33	415,241
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	16,766	5.13	12/1/40	16,793
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	330,000	4.45	12/1/27	330,211
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	301	5.00	12/1/38	301
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	13,775	5.25	12/1/40	13,799
MN Hsg. Fin. Agy. Homeownership Fin.	1,863,340	2.35	6/1/50	1,906,178
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,750,000	2.45	7/1/45	3,851,700
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,967,640	2.47	1/1/50	2,024,209
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	6,100,000	2.55	1/1/51	6,260,857
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,885,231	3.15	6/1/49	1,964,316
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,532,493	3.30	3/1/48	3,699,616
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,242,161	3.30	5/1/48	3,395,548
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,376,038	3.45	3/1/49	1,445,266
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,226,977	3.60	1/1/49	1,291,774
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,255,899	3.75	11/1/48	1,325,363
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,525,000	4.40	7/1/32	2,560,148
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,270,000	4.45	7/1/31	2,302,279
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,215,000	4.70	1/1/31	1,234,501
MN Hsg. Fin. Agy. Residential Hsg. Rev.	890,000	3.30	7/1/29	964,520
MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	1,225,000	3.63	7/1/25	1,231,982
MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	1,590,000	3.90	7/1/30	1,629,480
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,520,000	2.45	7/1/34	2,640,280
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	8,070,000	2.55	7/1/39	8,400,709
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,650,000	2.70	7/1/44	3,790,890
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,910,000	2.75	7/1/44	6,134,166
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,245,000	2.80	1/1/44	4,448,633
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	650,000	3.10	7/1/35	695,312
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	730,000	3.15	1/1/37	780,399
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	795,000	3.30	1/1/30	852,765
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	450,000	3.30	7/1/33	482,026
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,185,000	3.30	1/1/34	4,522,897
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,260,000	3.35	7/1/29	1,280,097
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	720,000	3.40	7/1/38	771,934

8

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)/ Quantity	Coupon Rate (%)	Maturity Date	Fair Value ($)
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,760,000	3.50	1/1/32	6,128,064
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,390,000	3.60	7/1/31	2,493,654
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,965,000	3.60	7/1/33	2,038,884
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	835,000	3.63	7/1/32	872,408
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,650,000	3.65	7/1/37	1,817,508
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,000,000	3.75	1/1/50	3,324,570
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	380,000	3.80	1/1/33	394,493
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,415,000	3.80	7/1/38	4,581,357
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,990,000	3.90	7/1/43	4,133,680
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	35,000	4.00	7/1/40	35,549
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,315,000	4.00	1/1/48	1,440,083
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,235,000	4.00	7/1/48	3,548,957
MN Hsg. Fin. Agy. Rev.	3,500,000	2.00	7/1/40	3,513,265
MN Hsg. Fin. Agy. Rev.	3,250,000	2.15	7/1/45	3,258,710
MN Hsg. Fin. Agy. Rev.	4,500,000	2.20	1/1/51	4,501,935
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	420,000	5.00	1/1/31	426,812
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	1,765,000	3.70	1/1/31	1,917,125
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	915,000	4.00	1/1/47	981,502
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC) [8]	720,000	4.00	1/1/41	758,203

				119,890,379

Transportation - 0.3%
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,100,000	5.00	1/1/33	1,227,171
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	600,000	5.00	1/1/34	668,424

				1,895,595

Utility - 2.0%
Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,286,480
MN Municipal Power Agy. Electric Rev.	500,000	4.00	10/1/31	552,520
MN Municipal Power Agy. Electric Rev.	1,250,000	4.00	10/1/32	1,376,475
MN Municipal Power Agy. Electric Rev.	1,155,000	4.00	10/1/33	1,268,306
Northern Municipal Power Agy. Electric Rev.	695,000	5.00	1/1/31	750,795
Rochester Electric Utility Rev.	500,000	5.00	12/1/42	601,360
Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,181,990
St. Paul Hsg. & Redev. Auth.	900,000	3.38	10/1/37	960,957
St. Paul Hsg. & Redev. Auth.	880,000	4.00	10/1/31	1,016,655
St. Paul Hsg. & Redev. Auth.	650,000	4.00	10/1/33	743,775
St. Paul Hsg. & Redev. Auth.	800,000	4.00	10/1/37	907,160
St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	1,250,000	5.45	8/1/28	1,300,200
Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	713,676

				13,660,349

Total Municipal Bonds (cost: $612,307,784)				638,017,490

Investment Companies - 1.0%
Delaware Investments Minnesota Municipal Income Fund II (VMM)	334,436			4,387,800
Nuveen Minnesota Municipal Income Fund (NMS)	159,408			2,364,021

Total Investment Companies (cost: $7,237,880)				6,751,821

Total Investments in Securities - 95.8% (cost: $619,545,664)				644,769,311
Other Assets and Liabilities, net - 4.2%				28,529,981

Total Net Assets - 100.0%				$673,299,292

DECEMBER 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2020 Sit Minnesota Tax-Free Income Fund (Continued)

[1]

Variable rate security. Rate disclosed is as of December 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2020 was $1,496,000 and represented 0.2% of net assets.
4

144A Restricted Security. The total value of such securities as of December 31, 2020 was $13,236,613 and represented 2.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At December 31, 2020, 3.2% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of December 31, 2020 was $30,357,362 and represented 4.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of December 31, 2020 was $15,984,711 and represented 2.4% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of December 31, 2020 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Municipal Bonds	—	638,017,490	—	638,017,490
Investment Companies	6,751,821	—	—	6,751,821
	6,751,821	638,017,490	—	644,769,311

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant policies, including valuation of investments, refer to the Fund’s most recent annual report.

10